Acquisition and Divestitures (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions and Divestitures [Abstract]
Schedule of significant assets acquired and liabilities assumed and purchase accounting/fair value adjustments
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of October 2, 2015:

	TrustAtlantic Financial Corporation
		Purchase Accounting/
	As	Fair Value	As recorded
(Dollars in thousands)	Acquired	Adjustments	by FHN
Assets:
Cash and cash equivalents	$18,801	$-	$18,801
Securities available-for-sale	73,822	(10)	73,812
Loans, net of unearned income	298,050	(16,106)	281,944
Allowance for loan losses	(4,639)	4,639	-
Core deposit intangible	84	1,866	1,950
Goodwill	3,721	(3,721)	-
Premises and equipment	2,353	1,214	3,567
Real estate acquired by foreclosure	1,018	(95)	923
Deferred tax asset	2,940	4,262	7,202
Other assets	10,638	1,135	11,773
Total assets acquired	$406,788	$(6,816)	$399,972

Liabilities:
Deposits	$342,788	$1,300	$344,088
Other liabilities	3,173	1,407	4,580
Total liabilities assumed	345,961	2,707	348,668
Net Assets Acquired	$60,827	$(9,523)	51,304
Consideration paid:
Equity Consideration			(72,791)
Cash			(23,888)
Total consideration paid			(96,679)
Goodwill			$45,375